SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Selling General And Administrative Expenses
Selling, general and administrative expenses	$ 1,356,464	¥ 9,656,665	¥ 6,550,065	¥ 5,629,843